COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Commitments And Contingencies Tables
Summary of Consolidated statements of operations expense

During the years ended December 31, 2017 and 2016, we recognized in our consolidated statements of operations expenses in the total amount of $156,630 and $394,215, respectively, related to this contract, as follows:

	December 31,
	2017	2016
Cash paid to consultant	$30,000	$15,000
Fair value of shares of common stock issued to consultant	27,297	62,781
Fair value of warrants issued to consultant	99,333	319,419
	$156,630	$397,200

Schedule of Future Minimum Lease Payments for Operating Leases - Executive Office Lease	Future minimum payments for this lease are:

For the Twelve Months Ending June 30,
2019	2020	2021	2021	2022
$41,802	$45,295	$3,800	$0	$0